Significant Events In The Reporting Period	3 Months Ended
Mar. 31, 2020
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Significant Events In The Reporting Period [Text Block]
Note 4—Significant Events in the Reporting Period
As reported in the Company’s Annual Report on Form 20-F, as of and for the year ended December 31, 2019, a novel strain of coronavirus,
(“COVID-19”),
was reported to have surfaced in Wuhan, China, in December 2019. Since then,
COVID-19
has spread around the world into a pandemic, including into countries, where we are operating from, where we have planned or have ongoing clinical trials, and where we rely on third parties to manufacture preclinical and clinical supplies, as well as commercial supply.
The
COVID-19
pandemic may negatively impact our business in many ways. There is a potential evolving impact on the conduct of clinical trials of our product candidates, and any challenges which may arise, may lead to difficulties in meeting protocol-specified procedures. In addition, while we rely on third parties to manufacture preclinical and clinical supplies and materials, we can potentially experience delays in providing sufficient supplies according to our planned and ongoing clinical trials. Further, if our product candidates are approved, we will need to secure sufficient manufacturing capacity with our third-party manufacturers to produce the quantities necessary to meet anticipated market demand.
To minimize the risk of spread of the
COVID-19,
we have taken precautionary measures within our organization, including encouraging our employees to work remotely, reducing travel activity, and minimizing face-to-face
meetings. As of the reporting date we have not identified significant COVID-19 related disruptions to our business, including clinical trial operations, or identified any of our third-party manufacturers not able to meet their obligations. In addition, no significant transactions, as a result of
COVID-19,
have been recognized during the first three months of 2020.
However, while the global outbreak of
COVID-19
continues to rapidly evolve, the extent to which
COVID-19
impacts our business will depend on the future development, which is highly uncertain and cannot be reliably predicted. Obviously, while
COVID-19
continues to impact the world in several aspects, the development is monitored closely by management, including any impact this may have on the Company’s financial performance and financial position
.